Schedule H, Line 4i - Schedule of Assets (Held at End of Year) (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($) Rate
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	74-1488375
Plan number	002
Current Value	$ 1,918,825,012
Participant Loans	33,117,618
Schedule of Assets (Held at End of Year)	$ 1,951,942,630
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate | Rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate | Rate	9.50%
Investment, Identifier [Axis]: Arrowstreet | Arrowstreet International Equity ACWI Ex U.S. Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 52,926,801
Investment, Identifier [Axis]: GW&K | GW&K U.S. Small/Mid Cap Core Equity Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	33,340,002
Investment, Identifier [Axis]: Galliard | Galliard Stable Return Fund E
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	64,925,445
Investment, Identifier [Axis]: Northern Trust Investments, Inc. | NT S&P 500 Index Fund CL 3
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	162,642,096
Investment, Identifier [Axis]: Prudential | Prudential Core Plus Bond Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	33,965,861
Investment, Identifier [Axis]: State Street | State Street Real Asset NL C
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	16,977,252
Investment, Identifier [Axis]: T. Rowe Price | T. Rowe Price Retirement 2005 Trust C
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	12,747,613
Investment, Identifier [Axis]: T. Rowe Price | T. Rowe Price Retirement 2010 Trust C
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	21,115,268
Investment, Identifier [Axis]: T. Rowe Price | T. Rowe Price Retirement 2015 Trust C
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	42,341,613
Investment, Identifier [Axis]: T. Rowe Price | T. Rowe Price Retirement 2020 Trust C
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	75,165,037
Investment, Identifier [Axis]: T. Rowe Price | T. Rowe Price Retirement 2025 Trust C
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	132,308,319
Investment, Identifier [Axis]: T. Rowe Price | T. Rowe Price Retirement 2030 Trust C
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	170,344,947
Investment, Identifier [Axis]: T. Rowe Price | T. Rowe Price Retirement 2035 Trust C
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	192,443,933
Investment, Identifier [Axis]: T. Rowe Price | T. Rowe Price Retirement 2040 Trust C
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	138,066,308
Investment, Identifier [Axis]: T. Rowe Price | T. Rowe Price Retirement 2045 Trust C
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	111,729,471
Investment, Identifier [Axis]: T. Rowe Price | T. Rowe Price Retirement 2050 Trust C
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	91,775,111
Investment, Identifier [Axis]: T. Rowe Price | T. Rowe Price Retirement 2055 Trust C
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	60,705,203
Investment, Identifier [Axis]: T. Rowe Price | T. Rowe Price Retirement 2060 Trust C
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	29,378,225
Investment, Identifier [Axis]: T. Rowe Price | T. Rowe Price Retirement 2065 Trust C
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	13,684,019
Investment, Identifier [Axis]: T. Rowe Price | T. Rowe Price Structured Research Fund C
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	103,794,430
Investment, Identifier [Axis]: Vanguard Funds | Vanguard Extended Market Index Institutional Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	49,483,378
Investment, Identifier [Axis]: Vanguard Funds | Vanguard Total Bond Market Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	45,347,595
Investment, Identifier [Axis]: Vanguard Funds | Vanguard Total International Stock Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	29,227,446
Interest-bearing cash
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,633
Self-directed accounts
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	66,354,448
SCI common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 168,031,558